Note Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Notes Receivable [Abstract]
Summary of notes receivable

Below is a summary of the Company’s notes receivable at of December 31, 2011 and 2010 (dollars in thousands):

	Balance at December 31, 2011
Issued	Face Amount	Unamortized Origination Costs	Balance	Interest Rate	Property
December 2010	$25,000	$(211)	$24,789	12.5%	950 F Street, NW
April 2011	30,000	(128)	29,872	9.0%	America’s Square

	$55,000	$(339)	$54,661

	Balance at December 31, 2010
Issued	Face Amount	Unamortized Origination Costs	Balance	Interest Rate	Property
December 2010	$25,000	$(250)	$24,750	12.5%	950 F Street, NW